Taxation - Disclosure of Tax on Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Current tax:
UK corporation tax on profit for the year	£ 265	£ 408		£ 510
Adjustments in respect of prior years	(25)	(20)		(27)
Total current tax	240	388		483
Deferred tax:
Charge for the year	46	16		23
Adjustments in respect of prior years	(7)	(5)		9
Total deferred tax	39	11		32
Tax on profit	£ 279	£ 399	[1]	£ 515	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.